Contingencies - Future Minimum Non-Cancellable Lease Payments (Detail) (Office Space [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Office Space [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	$ 63,797
2015	46,730
2016	42,454
2017	34,833
2018	30,140
Thereafter	66,257
Total	$ 284,211